Restructuring - Cash Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	$ 26,909
Additional costs in 2012	8,663
Payments	(28,369)
Release of excess accrual	(2,301)
Foreign currency translation adjustment	22
Balance at December 31, 2012	4,924
Employee Related [Member]
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	19,228
Additional costs in 2012	5,456
Payments	(21,301)
Release of excess accrual	(1,084)
Foreign currency translation adjustment	22
Balance at December 31, 2012	2,321
Facility Closing [Member]
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	443
Additional costs in 2012	3,055
Payments	(1,032)
Release of excess accrual	0
Foreign currency translation adjustment	0
Balance at December 31, 2012	2,466
Contract and Other Related [Member]
Restructuring Reserve [Roll Forward]
Balance at December 31, 2011	7,238
Additional costs in 2012	152
Payments	(6,036)
Release of excess accrual	(1,217)
Foreign currency translation adjustment	0
Balance at December 31, 2012	$ 137